WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.2%
Education - 11.3%
California Enterprise Development Authority, Student Housing Revenue, M@College Project, Series A	5.000%	8/1/35	$400,000	$419,929
California State Infrastructure & Economic Development Bank Revenue, Colburn School, Refunding	1.750%	8/1/26	5,000,000	4,720,486	(a)(b)
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/39	500,000	505,507
CHF-Davis II, LLC, Orchard Park Student Housing Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	550,000	551,131
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,216,510	(c)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,211,372	(c)
KIPP SoCal Project, Series A	4.000%	7/1/40	800,000	746,252	(c)
California Statewide CDA Revenue, College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	800,000	820,209	(c)

Total Education				10,191,396

Health Care - 5.3%
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	751,205
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	229,440
Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	60,000	59,798	(c)
California Statewide CDA Revenue:
Adventist Health System/West	5.000%	3/1/27	1,715,000	1,772,166	(a)(b)
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/30	1,100,000	1,250,843
Viamonte Senior Living 1 Project, Series A, CMI	5.000%	7/1/30	225,000	247,828
Viamonte Senior Living 1 Project, Series A, CMI	5.000%	7/1/31	300,000	330,208
Viamonte Senior Living 1 Project, Series A, CMI	5.000%	7/1/32	100,000	110,001

Total Health Care				4,751,489

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - 4.6%
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	$635,000	$635,155	(c)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,023,936
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,250,409
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,280,767

Total Housing				4,190,267

Industrial Revenue - 23.6%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A	4.000%	6/1/34	300,000	313,902
Series A	4.000%	6/1/35	235,000	245,119
Series A	4.000%	6/1/36	275,000	284,981
Series A	4.000%	6/1/37	275,000	282,783
Series A	4.000%	6/1/38	275,000	281,394
Series A	4.000%	6/1/39	750,000	763,838
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	1,500,000	1,509,491	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,160,188	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	2,500,000	2,514,279	(a)(b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	1,973,823	(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	1,100,000	1,154,596
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	4,140,000	4,448,857
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	600,000	641,722	(d)
Southern California Public Power Authority, Natural Gas Project Revenue:
Project Number 1, Series A	5.250%	11/1/24	2,435,000	2,453,918
Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,072,121
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	1,185,000	1,212,198

Total Industrial Revenue				21,313,210

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 10.1%
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	$250,000	$269,023
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,031,606
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,071,811
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/40	1,525,000	1,717,672
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/38	1,000,000	1,090,566
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	4.000%	5/1/38	360,000	367,633
Street and Flood Control Project, Series A	4.000%	5/1/39	300,000	305,506
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	405,926
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	1,620,000	1,734,042
Tahoe-Truckee, CA, USD, COP:
School Financing Project, BAM	4.000%	6/1/36	505,000	512,066
School Financing Project, BAM	4.000%	6/1/37	610,000	616,103

Total Leasing				9,121,954

Other - 2.6%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,288,390	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,029,473	(d)

Total Other				2,317,863

Power - 0.5%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	750,000	198,750	*(e)
Series A	5.050%	7/1/42	70,000	18,550	*(e)
Series DDD, Refunding	—	7/1/21	275,000	72,187	*(f)
Series TT	5.000%	7/1/37	450,000	119,250	*(e)
Series XX	5.250%	7/1/40	190,000	50,350	*(e)

Total Power				459,087

Special Tax Obligation - 6.5%
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No 12-1, Refunding	5.000%	9/2/24	600,000	604,807
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	450,000	399,007

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
Restructured, Series A-1	4.550%	7/1/40	$50,000	$50,388
Restructured, Series A-2	4.329%	7/1/40	80,000	79,634
Restructured, Series A-2A	4.550%	7/1/40	2,000,000	2,015,505
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/27	1,700,000	1,714,982
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	261,676
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.000%	9/1/42	300,000	328,649
Community Facilities District No 2023-1	5.500%	9/1/43	400,000	416,928

Total Special Tax Obligation				5,871,576

State General Obligation - 2.0%
California State, GO, Various Purpose, Refunding	4.000%	3/1/37	1,000,000	1,058,068	(g)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	1,525	1,505
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	7,795
Restructured, Series A-1	5.375%	7/1/25	10,466	10,626
Restructured, Series A-1	5.625%	7/1/27	10,372	10,957
Restructured, Series A-1	5.625%	7/1/29	10,203	11,067
Restructured, Series A-1	5.750%	7/1/31	9,910	11,068
Restructured, Series A-1	4.000%	7/1/33	9,398	9,232
Restructured, Series A-1	4.000%	7/1/35	163,447	158,651
Restructured, Series A-1	4.000%	7/1/37	435,000	415,460
Restructured, Series A-1	4.000%	7/1/41	74,857	69,530
Restructured, Series A-1	4.000%	7/1/46	10,251	9,265
Subseries CW	0.000%	11/1/43	41,550	24,359	(b)

Total State General Obligation				1,797,583

Transportation - 18.2%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	2,774,268
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	4.400%	4/1/24	1,000,000	1,000,104	(a)(b)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	500,000	486,479
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	850,000	861,342

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Alamitos Bay Marina Project	5.000%	5/15/31	$445,000	$450,914
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/26	2,610,000	2,697,932	(d)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,100,000	2,303,527	(d)
Series E	5.000%	5/1/35	3,600,000	3,876,341	(d)
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	885,000	935,317
Refunding	5.000%	3/1/36	975,000	1,024,483

Total Transportation				16,410,707

Water & Sewer - 13.5%
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,000,000	1,049,394	(c)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,000,000	1,034,554	(c)
Fillmore, CA, Wastewater Revenue, Series 2017, Refunding, AGM	5.000%	5/1/36	1,730,000	1,837,254
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	504,823	(c)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Sub-Series C, Refunding	4.000%	11/1/40	1,500,000	1,589,485
Stockton, CA, PFA Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/26	1,375,000	1,385,609
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,510,551
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,100,727
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,198,224

Total Water & Sewer				12,210,621

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $90,479,178)				88,635,753

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.6%
MUNICIPAL BONDS - 0.6%
Industrial Revenue - 0.6%
California State MFA Revenue, Chevron USA Inc. Project, Series A (Cost - $550,000)	3.550%	11/1/35	$550,000	$550,000	(h)(i)

TOTAL INVESTMENTS - 98.8% (Cost - $91,029,178)				89,185,753
Other Assets in Excess of Liabilities - 1.2%				1,060,421

TOTAL NET ASSETS - 100.0%				$90,246,174

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of February 29, 2024.

(f)	The maturity principal is currently in default as of February 29, 2024.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
GO	— General Obligation
MFA	— Municipal Finance Authority
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

At February 29, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	34	6/24	$4,041,773	$4,054,500	$12,727

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8	Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report	9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$88,635,753	—	$88,635,753
Short-Term Investments†	—	550,000	—	550,000

Total Investments	—	$89,185,753	—	$89,185,753

Other Financial Instruments:
Futures Contracts††	$12,727	—	—	$12,727

Total	$12,727	$89,185,753	—	$89,198,480

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

10	Western Asset Intermediate Maturity California Municipals Fund 2024 Quarterly Report